Commitments and Contingencies	12 Months Ended
Apr. 27, 2013
Commitments and Contingencies
18.	Commitments and Contingencies

The Company leases retail stores, warehouse facilities, office space and equipment. Substantially all of the B&N Retail stores are leased under noncancelable agreements which expire at various dates through 2036 with various renewal options for additional periods. The agreements, which have been classified as operating leases, generally provide for both minimum and percentage rentals and require the Company to pay insurance, taxes and other maintenance costs. Percentage rentals are based on sales performance in excess of specified minimums at various stores.

B&N College’s contracts are typically for five to ten years, although some extend beyond ten years. Many contracts have a 90 to 120 day cancellation right by B&N College, or by the college or university, without penalty.

The Company leases office space in New York, New York and Palo Alto, California for its NOOK operations.

Rental expense under operating leases is as follows:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Minimum rentals	$413,751	382,386	394,199
Percentage rentals	101,960	107,127	102,735

	$515,711	489,513	496,934

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, under B&N College and NOOK leases as of April 27, 2013 are:

Fiscal Year	(a)
2014	$414,765
2015	346,215
2016	297,408
2017	250,765
2018	186,016
After 2018	343,873

$1,839,042

(a)	Includes B&N College capital lease obligations of $997, $742, $232, $39, $0 and $0 for 2014, 2015, 2016, 2017, 2018 and after 2018, respectively.

The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is reflected in other long-term liabilities and accrued liabilities in the accompanying balance sheets.

On June 26, 2008, the Company exercised its purchase option under a lease on one of its distribution facilities located in South Brunswick, New Jersey from the New Jersey Economic Development Authority. Under the terms of the lease expiring in June 2011, the Company purchased the distribution facility and equipment for approximately $21,000. Subsequently, on December 29, 2011, the Company sold the distribution facility in South Brunswick, New Jersey for $18,000, which resulted in a loss of $2,178.